Schedule 1 - Condensed Parent Company Financial Statements	12 Months Ended
Dec. 31, 2015
Aqua America, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Schedule 1 - Condensed Parent Company Financial Statements

	2015	2014
Assets
Current assets:
Accounts receivable, net	$382	$346
Accounts receivable - affiliates	28,423	19,852
Income tax receivable	219	581
Deferred income taxes	-	22,456
Prepayments and other current assets	3,545	3,366
Total current assets	32,569	46,601

Deferred charges and other assets, net	21,313	19,180
Notes receivable - affiliates	331,604	300,932
Accounts receivable - affiliates	103,891	98,647
Deferred income tax asset	85,089	72,407
Investment in subsidiaries	1,745,634	1,664,768
Total assets	$2,320,100	$2,202,535
Liabilities and Equity
Stockholders' equity	$1,725,927	$1,655,343

Long-term debt, excluding current portion	420,350	378,400

Current liabilities:
Current portion of long-term debt	16,050	18,000
Accrued interest	2,495	2,603
Accounts payable - affiliates	21,465	22,003
Other accrued liabilities	16,169	10,986
Total current liabilities	56,179	53,592

Other liabilities	117,644	115,200
Total liabilities and equity	$2,320,100	$2,202,535

The accompanying condensed notes are an integral part of these condensed financial statements.

	2015	2014	2013
Other income	$3,034	$4,228	$6,936
Operating expense and other expenses	1,440	627	2,941
Gain on sale of utility systems	-	-	(400)
Operating income	1,594	3,601	4,395
Interest expense, net	1,833	2,160	4,208
Other expense	-	443	139
Income (loss) before equity in earnings of subsidiaries and income taxes	(239)	998	48
Equity in earnings of subsidiaries	201,003	230,209	220,675
Income before income taxes	200,764	231,207	220,723
Provision for income taxes	(1,026)	(2,032)	(577)
Net income attributable to common shareholders	$201,790	$233,239	$221,300

Comprehensive income	$201,689	$233,681	$221,531

Net income per common share:
Basic	$1.14	$1.32	$1.26
Diluted	$1.14	$1.31	$1.25

Average common shares outstanding during the period:
Basic	176,788	176,864	176,140
Diluted	177,517	177,763	176,814

The accompanying condensed notes are an integral part of these condensed financial statements.

	2015	2014	2013
Net cash flows from operating activities	$152,916	$114,465	$159,144
Cash flows from investing activities:
Acquisitions of utility systems and other, net	(26,722)	(9,329)	(266)
Decrease (increase) in investment of subsidiary	(27,596)	744	50,337
Other	(1,031)	(733)	(267)
Net cash flows (used in) from investing activities	(55,349)	(9,318)	49,804
Cash flows from financing activities:
Proceeds from long-term debt	298,879	170,790	98,956
Repayments of long-term debt	(259,158)	(156,000)	(230,600)
Proceeds from issuing common stock	677	-	10,290
Proceeds from exercised stock options	7,540	7,296	25,698
Share-based compensation windfall tax benefits	1,843	1,422	2,420
Repurchase of common stock	(25,247)	(15,756)	(12,823)
Dividends paid on common stock	(121,248)	(112,106)	(102,889)
Other	(853)	(793)	-
Net cash flows used in financing activities	(97,567)	(105,147)	(208,948)
Net change in cash and cash equivalents	-	-	-
Cash and cash equivalents at beginning of year	-	-
Cash and cash equivalents at end of year	$-	$-	$-

See Note 1 - Basis of Presentation

The accompanying condensed notes are an integral part of these condensed financial statements.

Note 1 – Basis of Presentation – The accompanying condensed financial statements of Aqua America, Inc. (the “Parent”) should be read in conjunction with the consolidated financial statements and notes thereto of Aqua America, Inc. and subsidiaries (collectively, the “Registrant”) incorporated by reference into Part II, Item 8 of the Form 10-K.  The Parent’s significant accounting policies are consistent with those of the Registrant.

The Parent borrows from third parties and provides funds to its subsidiaries, in support of their operations.  Amounts owed to the Parent for borrowings under this facility are reflected as inter-company receivables on the condensed balance sheets.  The interest rate charged to the subsidiaries is sufficient to cover the Parent’s interest costs under its associated borrowings.

As of December 31, 2015 and 2014, the Parent had a current accounts receivable – affiliates balance of $28,423 and $19,852.  As of December 31, 2015 and 2014, the Parent had a notes receivable – affiliates balance of $331,604 and $300,932.  The changes in these balances represent non-cash adjustments that are recorded through the Parent’s investment in subsidiaries.

In the ordinary course of business, the Parent indemnifies a third-party for surety bonds issued on behalf of subsidiary companies, guarantees the performance of one of its regulated utilities in a jurisdiction that requires such guarantees, and guarantees several projects associated with the treatment of water in a jurisdiction.

Note 2 – Dividends from subsidiaries – Dividends in the amount of $74,866,  $30,972, and $18,075 were paid to the Parent by its wholly-owned subsidiaries during the years ended December 31, 2015, 2014, and 2013, respectively.

Note 3 – Long-term debt – the Parent has long-term debt under unsecured note purchase agreements with investors in addition to its $200,000 revolving credit agreement.  Excluding amounts due under the revolving credit agreement, the debt maturities of the Parent’s long-term debt are as follows:

Year	Debt Maturity
2016	$16,050
2017	26,050
2018	20,800
2019	50,000
2020	28,200
Thereafter	235,300

The Parent had a short-term line of credit of $15,000, which expired on December 31, 2015.  Funds borrowed under this line are classified as loans payable and is used to provide working capital.  The short-term borrowing activity for the last three years is as follows:

	2015	2014	2013
Balance outstanding at December 31,	$-	$-	$-
Interest rate at December 31,	-	-	-
Average borrowings outstanding	$-	$583	$-
Weighted-average interest rate	-	0.78%	-
Maximum amount outstanding	$-	$7,000	$-